Hennion & Walsh, Inc.

2001 Route 46, Waterview Plaza

Parsippany, New Jersey 07054

October 15, 2024

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: SmartTrust 674 (the “Fund”)

(File No. 333-279818) (CIK# 2004992)

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”) this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Fund does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on October 11, 2024.

Very truly yours,

SmartTrust 674

By: Hennion & Walsh, Inc.

By	/s/ KEVIN D. MAHN
Kevin D. Mahn
Authorized Signatory